Shareholder Report, Average Annual Return (Details) LMA1700_ClearBridge Large Cap Growth Fund_Class C_TSR Annual {Class C}	12 Months Ended	60 Months Ended	120 Months Ended
	Nov. 30, 2025	Nov. 30, 2025	Nov. 30, 2025
Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C (with sales charge)
Average Annual Return, Percent	4.65%	10.09%	13.18%
Without Sales Load [Member] | Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C
Average Annual Return, Percent	5.59%	10.09%	13.18%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	13.59%	14.15%	14.05%
Russell 1000 Growth Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Growth Index
Average Annual Return, Percent	20.35%	16.51%	18.03%